Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Annual Lease Payments Under Operating Lease	As of March 31, 2020, total future minimum annual lease payments under the operating lease was as follows:
For the year ending March 31,	Amount
2021	$8,700
Total	$8,700